Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive loss	Total shareholder’s equity/(deficit)	Non-controlling interests	Total
Balance at Dec. 31, 2019	$ 1,106	$ 75,621,294	$ 237,486	$ (69,454,069)	$ (3,186,366)	$ 3,219,451	$ (2,436,086)	$ 783,365
Balance (in Shares) at Dec. 31, 2019	22,115,592
Net income/(loss)				(6,808,365)		(6,808,365)	(247,677)	(7,056,042)
Foreign currency translation adjustment					(218,458)	(218,458)	(139,237)	(357,695)
Balance at Dec. 31, 2020	$ 1,106	75,621,294	237,486	(76,262,434)	(3,404,824)	(3,807,372)	(2,823,000)	(6,630,372)
Balance (in Shares) at Dec. 31, 2020	22,115,592
Net income/(loss)				3,677,813		3,677,813	(312,811)	3,365,002
Foreign currency translation adjustment					(59,599)	(59,599)	(57,692)	(117,291)
Balance at Dec. 31, 2021	$ 1,106	75,621,294	237,486	(72,584,621)	(3,464,423)	(189,158)	(3,193,503)	(3,382,661)
Balance (in Shares) at Dec. 31, 2021	22,115,592
Net income/(loss)				(5,898,535)		(5,898,535)	(106,779)	(6,005,314)
Foreign currency translation adjustment					201,757	201,757	202,059	403,816
Balance at Dec. 31, 2022	$ 1,106	$ 75,621,294	$ 237,486	$ (78,483,156)	$ (3,262,666)	$ (5,885,936)	$ (3,098,223)	$ (8,984,159)
Balance (in Shares) at Dec. 31, 2022	22,115,592